Significant accounting policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Significant accounting policies
Note 2: Significant accounting policies

The Bank's reporting currency is US dollars and the functional currency is BMD dollars. Assets, liabilities, revenues and expenses denominated in Bermuda dollars are translated to US dollars at par.

A. Basis of Presentation and Use of Estimates and Assumptions
The accounting and financial reporting policies of the Bank and its subsidiaries conform to generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year, and actual results could differ from those estimates.

Critical accounting estimates are those that require management to make subjective or complex judgments about the effect of matters that are inherently uncertain and may change in subsequent periods. Changes that may be required in the underlying assumptions or estimates in these areas could have a material impact on the future financial condition and results of operations. Management believes that the most critical accounting estimates upon which the financial condition depends, and which involve the most complex or subjective decisions or assessments, are as follows:
•Allowance for credit losses
•Fair value of financial instruments
•Impairment of goodwill
•Employee benefit plans
•Share-based compensation

B. Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries (collectively the “Bank”). Intercompany accounts and transactions have been eliminated.

The Bank consolidates entities where it holds, directly or indirectly, more than 50% of the voting rights or where it otherwise exercises control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method, and the pro rata share of their income (loss) is included in other non-interest income.

C. Foreign Currency Translation
Assets, liabilities, revenues and expenses denominated in Bermuda dollars are translated to US dollars at par. Assets and liabilities of the parent company arising from other foreign currency transactions are remeasured into Bermuda dollars at the rates of exchange prevailing at the balance sheet date and then translated into US dollars at par. The resulting gains or losses are included in foreign exchange revenue in the consolidated statements of operations.

The assets and liabilities of foreign currency-based subsidiaries are translated at the rate of exchange prevailing on the balance sheet date, while associated revenues and expenses are translated to US dollars at the average rates of exchange prevailing throughout the year. Unrealized translation gains or losses on investments in foreign currency- based subsidiaries are recorded as a separate component of Shareholders' equity within AOCIL. Gains and losses on foreign currency-based subsidiaries are recorded in the consolidated statements of operations when the Bank ceases to have a controlling financial interest in a foreign currency-based subsidiary.

D. Assets Held in Trust or Custody
Securities and properties (other than cash and deposits held with the Bank and its subsidiaries) held in trust, custody, agency or fiduciary capacity for customers are not included in the consolidated balance sheets because the Bank is not the beneficiary of these assets.

E. Cash and cash equivalents
Cash and cash equivalents includes cash on hand, cash items in the process of collection, amounts due from correspondent banks and highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in fair value. Such investments are those with a maturity of three months or less from the date of acquisition and include unrestricted term deposits, certificates of deposit and treasury bills.

F. Securities Purchased Under Agreement to Resell
Securities purchased under agreement to resell are treated as collateralized lending transactions. The obligation to resell is recorded at the value of the cash paid on purchase adjusted for the amortization of the difference between the purchase price and the agreed resell price. The amortization of this amount is recorded as interest income.

G. Short-Term Investments
Short-term investments have maturities of one year or less from the date of acquisition, are only subject to an insignificant risk of change in fair value and comprise (1) restricted term and demand deposits, and (2) unrestricted term deposits, certificate of deposits and treasury bills with a maturity greater than three months from the date of acquisition.
H. Investments
Investments are reported on the consolidated balance sheets at their trade date.

Equity method investments which include investments whereby the Bank has the ability to influence, but not control, the financial or operating policies of such entities, are accounted for using the equity method of accounting.

Equity securities with readily determinable fair values are carried at fair value in the consolidated balance sheets, with unrealized gains and losses included in the consolidated statements of operations as net gains (losses) on equity securities.

Contained within accrued interest and other assets are investments in private equity for which the Bank does not have sufficient rights or ownership interests to follow the equity method of accounting. Unquoted equity investments which are held directly by the Bank and which do not have readily determinable fair values are recorded at cost, less impairment, plus or minus observable price changes from transactions of identical or similar securities.

Debt securities are classified as AFS or HTM.

Investments are classified primarily as AFS when used to manage the Bank’s exposure to interest rate and liquidity movements, as well as to make strategic longer-term investments. AFS investments are carried at fair value in the consolidated balance sheets with unrealized gains and losses reported in AOCIL, net of the allowance for credit losses. Investments that the Bank has the positive intent and ability to hold to maturity are classified as HTM and are carried at amortized cost in the consolidated balance sheets, net of the allowance for credit losses. Unrecognized gains and losses on HTM securities are disclosed in the notes to the consolidated financial statements.

The specific identification method is used to determine realized gains and losses on investments, which are included in net gains (losses) on equity securities and net realized gains (losses) on AFS investments respectively, in the consolidated statements of operations.

Dividend and interest income, including amortization of premiums and discounts, on securities for which cash flows are not considered uncertain are included in interest income in the consolidated statements of operations.

Impairment and credit losses
For debt securities, where management does not expect to recover the entire amortized cost basis of the security and intends to sell such securities or it is more likely than not that the Bank will be required to sell the securities before recovering the amortized cost, the Bank recognizes an impairment loss equal to the full difference between the amortized cost basis and the fair value of those securities through the statement of operations. Following the recognition of impairment, the security's new amortized cost basis is the previous basis less impairment.

When management does not intend to sell or it is more likely than not that the Bank will hold such securities until recovering the amortized cost, management determines whether any credit losses exist. See "Note 2.J: Allowance for Credit Losses".

I. Loans
Loans are reported as the principal amount outstanding, net of allowance for credit losses, unearned income, fair value adjustments arising from hedge accounting and net deferred loan fees. Interest income is recognized over the term of the loan using the effective interest method, or on a basis approximating a level rate of return over the term of the loan, except for loans classified as non-accrual. Prepayments are treated as a reduction of principal outstanding which is recognized upon receipt of payment. Prepayment penalties, if applicable under the terms of the specific loan agreement, are recognized also upon receipt of payment.

Acquired loans
Acquired loans that, as of the date of acquisition, have experienced a more-than-insignificant deterioration in credit quality since origination, are accounted for as PCD loans. PCD loans are recorded at their purchase price with an adjustment to the amortized cost basis for the initial expected credit losses at the time of acquisition, i.e. via a balance sheet gross-up. Changes in estimates of expected credit losses after acquisition are recognized as a movement in provision for credit recoveries (losses) in the statement of operations. Generally, acquired loans that meet the Bank's definition for non-accrual status are considered to be PCD loans.

The amortized cost and an allowance for expected credit losses related to PCD loans are disclosed and included with other non-PCD loans' figures. The Bank will continue to recognize the amortization of the noncredit discount, if any, as interest income based on the yield of such assets as at the date of purchase.

Participated or Assigned Loans
The Bank may act as lead lender on large loans from time to time and may for strategic or commercial reasons, assign portions of such loans to other market participants. Such assignments are without full right of recourse to the Bank as the lead lender and participants/assignees accept all risks and obligations of the ultimate borrower associated with their proportional participation and assignment in such loans. The Bank records the unassigned portion of the principal outstanding in such loans on the consolidated balance sheets and records only its proportional share of interest income on the unassigned portion of the loan in the consolidated statement of operations.

Impaired loans
A loan is considered to be impaired when, based on current information and events, the Bank determines that it will not be able to collect all amounts due according to the original loan contract, including scheduled interest payments. Impaired loans include all non-accruing loans and all loans modified in a troubled debt restructuring even if full collectability is expected following the restructuring.

If the Bank determines that the expected realizable value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate. If the Bank determines that part of the allowance is uncollectible, that amount is charged-off.

Non-accrual
Commercial, commercial real estate and consumer loans (excluding credit card consumer loans) are placed on non-accrual status if:
•in the opinion of management, full payment of principal or interest is in doubt; or
•principal or interest is 90 days past due.

Residential mortgages are placed on non-accrual status immediately if:
•in the opinion of management, full payment of principal or interest is in doubt; or
•when principal or interest is 90 days past due, unless the loan is well secured and any ongoing collection efforts are reasonably expected to result in repayment of all amounts due under the contractual terms of the loan.

Cash received on non-accrual loans is applied firstly against the past due principal amount of the loan and secondly to past due interest and fees. Interest income on these loans is recognized only after the entire past due principal balance receivable is recovered and only to the extent that interest payments are received in cash.

Loans are returned to accrual status when:
•none of the principal or accrued interest is past due (with certain exceptions as noted below) and the Bank expects repayment of the remaining contractual obligation; or
•when the loan becomes well secured and in the process of collection.

Troubled Debt Restructurings and Vintage Disclosures (From January 1, 2023)
Beginning January 1, 2023, the Bank adopted Accounting Standards Update 2022-02, Financial Instruments - Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures. This ASU eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted the CECL model while enhancing disclosure requirements for loan refinancings and restructurings made with borrowers experiencing financial difficulty. In addition, this ASU also requires disclosure of current period gross charge-offs by year of origination. The Bank has elected to adopt these amendments on a prospective basis.

Accordingly, from the date of adoption, the Bank will evaluate whether a modified loan represents a new loan or a continuation of an existing loan. If the effective yield on the restructured loan is at least equal to the effective yield for comparable loans with similar collection risks and the modifications to the original loan are more than minor, the Bank will derecognize the existing loan and recognize the restructured loan as a new loan. If a loan restructuring does not meet these conditions, the Bank will account for the modification as a continuation of the existing loan. See Note 6: Loans for the new required disclosures.

Loans modified in a TDR (Prior to January 1, 2023)
A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession from originally agreed terms. If a restructuring is considered a TDR, the Bank is required to make certain disclosures to the notes of the consolidated financial statements and evaluate the restructured loan for impairment. The Bank employs various types of concessions when modifying a loan which may include extension of repayment periods, interest rate reductions, principal or interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of collateral.

Commercial and industrial loans modified in a TDR may involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor may be requested. Commercial mortgage and construction loans modified in a TDR may involve extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Residential mortgage modifications generally involve a short-term forbearance period after which the missed payments are added to the end of the loan term, thereby extending the maturity date. Interest continues to accrue on the missed payments and as a result, the effective yield on the mortgage remains unchanged. As the forbearance period usually involves an insignificant payment delay they typically do not meet the reporting criteria for a TDR.

Automobile loans modified in a TDR are primarily composed of loans where the Bank has lowered monthly payments by extending the term.

When a loan undergoes a TDR, the determination of the loan's accrual versus non-accrual status following the modification depends on several factors. As with the risk rating process, the accrual status decision for such a loan is a separate and distinct process from the loan's TDR analysis and determination. Management considers the following in determining the accrual status of restructured loans:

•If the loan was appropriately on accrual status prior to the restructuring, the borrower has demonstrated performance under the previous terms, and the Bank's credit evaluation shows the borrower's capacity to continue to perform under the restructured terms (both principal and interest payments), it is likely that the appropriate conclusion is for the loan to remain on accrual at the time of the restructuring. This evaluation must include consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan was restructured. A sustained period of repayment performance generally would be a minimum of six months and would involve payments of cash or cash equivalents; or

•If the loan was on non-accrual status before the restructuring, but the Bank's credit evaluation shows the borrower's capacity to meet the restructured terms, the loan would likely remain as non-accrual until the borrower has demonstrated a reasonable period of sustained repayment performance. As noted above, this period generally would be at least six months (thereby providing reasonable assurance as to the ultimate collection of principal and interest in full under the modified terms). Sustained performance before the restructuring may be taken into account.

Loans that have been modified in a TDR are restored to accrual status only when interest and principal payments are brought current for a continuous period of six months under the modified terms. However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is uncertain, the loan remains on non-accrual status.

A loan that is modified in a TDR prior to becoming impaired will be left on accrual status if full collectability in accordance with the restructured terms is expected. The Bank may enter into a TDR for loans that are in default, or at risk of defaulting, even if the loan is not impaired.

A loan that had previously been modified in a TDR and is subsequently refinanced under current underwriting standards at a market rate with no concessionary terms is accounted for as a new loan and is no longer reported as a TDR.

Delinquencies
The entire balance of an account is contractually delinquent if the minimum payment of principal or interest is not received by the specified due date. Delinquency is reported on loans that are more than 30 days past due.

Charge-offs
The Bank recognizes charge-offs when it determines that loans are uncollectible, and this generally occurs when all commercially reasonable means of recovering the loan balance have been exhausted.
Commercial and consumer loans are either fully or partially charged-off down to the fair value of collateral securing the loans when:
•management judges the loan to be uncollectible;
•repayment is expected to be protracted beyond reasonable time frames;
•the asset has been classified as a loss by either the Bank’s internal loan review process or third party appraisers; or
•the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets or cash flow.

The outstanding balance of commercial real estate loans and residential mortgages that are in excess of the estimated property value, less costs to sell, is charged-off once there is reasonable assurance that such excess outstanding balance is not recoverable.

Credit card consumer loans that are contractually 180 days past due and other consumer loans with an outstanding balance under $100,000 that are contractually 180 days past due are generally written off and reported as charge-offs.

J. Allowance for Credit Losses
Accounting for Financial instruments - Credit losses
The Bank uses a current expected credit loss model which is based on expected losses. The CECL model is applied by the Bank to the measurement of credit losses on financial instruments at amortized cost, including loan receivables and HTM debt securities. The Bank also applies the CECL model to certain off-balance sheet credit exposures such as undrawn loan commitments, standby letters of credit, financial guarantees, and other similar instruments. In line with Topic 326, the Bank will present credit losses on AFS securities as a valuation allowance rather than as a direct write-down. Changes in expected credit losses are recorded through the respective credit loss allowances on the consolidated balance sheets as well as in the provision for credit losses (recoveries) in the consolidated statements of operations.

The Bank's PCI loans outstanding were classified as PCD loans and both the amortized cost and an allowance for expected credit losses were disclosed and included with other non-PCD loans' figures. The Bank will continue to recognize the amortization of the noncredit discount, if any, as interest income based on the yield of such assets.

Under the CECL model, the Bank collects and maintains attributes as they relate to its financial instruments that are within the scope of CECL including fair value of collateral, expected performance over the lifetime of the instruments and reasonable and supportable assumptions about future economic conditions. The Bank's measurement of expected losses takes into account historical loss information and is primarily based on the product of: the respective instrument’s PD, LGD and EAD . For AFS securities, any allowance for credit losses is based on an impairment assessment.

The Bank made the accounting policy election to write off accrued interest receivable on loans that are placed on non-accrual status by reversing the then accrued interest balance against interest income revenue.

The Bank maintains an allowance for credit losses, which in management’s opinion is adequate to absorb all estimated credit-related losses that are expected in its lending and off-balance sheet credit-related arrangements at the balance sheet date.

Management measures expected credit losses on HTM and AFS debt securities on a collective basis by major security type when similar risk characteristics exist, or failing that, on an individual basis.

For AFS debt securities in an unrealized loss position, the Bank first assesses whether it intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For AFS debt securities that do not meet the aforementioned criteria, the Bank evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security is compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income.

Losses are charged against the allowance when management believes the uncollectibility of an AFS debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

The allowance for credit losses on loans is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged-off against the allowance when management believes the uncollectibility of a loan balance is confirmed. Expected recoveries typically do not exceed the aggregate of amounts previously charged-off and expected to be charged-off.

Management estimates the allowance balance using relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts as well as the Bank's internal risk rating framework. Historical credit loss experience provides the basis for the estimation of expected credit losses. Adjustments to historical loss information are made for differences in the current-loan specific risk characteristics such as differences in underwriting practices, vintage, portfolio mix, delinquency level, term as well as changes in environmental conditions, such as changes in macroeconomic factors and collateral values.

The allowance for credit losses is measured on a collective pool basis when similar risk characteristics exist. In each of its jurisdictions, the Bank has identified the following portfolio segments: Residential mortgages, Consumer loans (including overdrafts), Commercial loans, Commercial overdrafts, Commercial real estate loans and Credit cards. For loans and overdrafts, management uses a PD and LGD model to estimate the allowance for credit losses. Loans that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are not included in the collective evaluation. For Credit cards, management uses a loss rate to estimate expected credit losses.

Expected credit losses are estimated over the contractual term of the loans. The contractual term excludes potential extensions, renewals and modifications unless management has a reasonable expectation at the reporting date that the extension or renewal options included in the original contract will occur or that a troubled debt restructuring will be executed. Credit card receivables do not have stated maturities, therefore establishing a contractual term is performed by using an analytical approximation of behavior.
K. Business Combinations, Goodwill and Intangible Assets
All business combinations are accounted for using the acquisition method. Identifiable intangible assets (mostly customer relationships) are recognized separately from goodwill and are initially valued at fair value using discounted cash flow calculations and other recognized valuation techniques. Goodwill represents the excess of the fair value of the consideration paid for the acquisition of a business over the fair value of the net assets acquired. A contingent purchase consideration is measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability will be recorded through the consolidated statements of operations.
Goodwill is tested annually for impairment at the reporting unit level, or more frequently if events or circumstances indicate there may be impairment. If the carrying amount of a reporting unit, including the allocated goodwill, exceeds its fair value, goodwill impairment is measured as the excess of the carrying amount of the reporting unit's allocated goodwill over the implied fair value of the goodwill. Other acquired intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, not exceeding 15 years. Intangible assets' estimated lives are re-evaluated annually and an impairment test is carried out if certain indicators of impairment exist.

L. Premises, Equipment and Computer Software
Land is carried at cost. Buildings, equipment and computer software, including leasehold improvements, are carried at cost less accumulated depreciation. The Bank generally computes depreciation using the straight-line method over the estimated useful life of an asset, which is up to 50 years for buildings, and 3 to 10 years for other equipment. For leasehold improvements the Bank uses the straight-line method over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. The Bank capitalizes certain costs, including interest costs incurred during the development phase, associated with the acquisition or development of internal use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's expected useful life, which is between 5 and 10 years. The Bank capitalizes certain implementation costs for cloud computing arrangements, which includes infrastructure as a service, and these costs are then amortized on a straight-line basis over the term of the arrangement. Management reviews the recoverability of the carrying amount of premises, equipment and computer software when indicators of impairment exist and an impairment charge is recorded when the carrying amount of the reviewed asset is deemed not recoverable by future expected cash flows to be derived from the use and disposition of the asset. If there is a disposition of premises, equipment and computer software, a gain is recorded if the difference of the proceeds on disposition is in excess of the asset's carrying value. Otherwise, a loss is recorded. If there is an abandonment out of premises, equipment and computer software, the full carrying value of the asset is recognized as a loss.

M. Other Real Estate Owned
OREO comprises real estate property held for sale and commercial and residential real estate properties acquired in partial or total satisfaction of loans acquired through foreclosure proceedings, acceptance of a deed-in-lieu of foreclosure or by taking possession of assets that were used as loan collateral. These properties are initially recorded at fair value less estimated costs to sell the property. If the recorded investment in the loan exceeds the property’s fair value at the time of acquisition, a charge-off is recorded against the specific allowance. If the carrying value of the real estate exceeds the property’s fair value at the time of reclassification, an impairment charge is recorded in the consolidated statements of operations. Subsequent decreases in the property’s fair value below the new cost basis are recorded through the use of a valuation allowance. Subsequent increases in the fair value of a property may be used to reduce the allowance but not below zero. Any operating expenses of the property are recognized through charges to non-interest expense.

N. Leases
In the normal course of operations, the Bank enters into leasing agreements either as the lessee or the lessor. The Bank recognizes right-of-use assets and lease liabilities for operating leases. Lease liabilities are measured as the present value of future lease payments, including term renewals that are reasonably certain to occur, discounted using the Bank’s incremental borrowing interest rate. Right-of-use assets are measured as the carrying amount of the related lease liabilities adjusted for prepaid or accrued lease payments, unamortized lease incentive received, unamortized initial direct costs and any impairment of the right-of-use asset.

The Bank made accounting policy elections not to separate lease components from non-lease components for all classes of underlying assets; and not to recognize a right-of-use asset and a lease liability for leases with a term at inception of 12 months or less, including renewal options that are reasonably certain to be exercised (referred to as “short term leases”).

O. Derivatives
All derivatives are recognized on the consolidated balance sheets at their fair value. On the date that the Bank enters into a derivative contract, it designates the derivative as either: a hedge of the fair value of a recognized asset or liability (a fair value hedge); a hedge of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a cash flow hedge); a hedge of an exposure to foreign currency risk of a net investment in a foreign operation (a net investment hedge); or, an instrument that is held for trading or non-hedging purposes (a trading or non-hedging derivative instrument).

All instruments utilized as a hedging instrument in a fair value hedge or cash flow hedge must have one or more underlying notional amounts, no or a minimal net initial investment and a provision for net settlement in the contract to meet the definition of a derivative instrument. Instruments utilized as a hedging instrument in a hedge of a net investment in foreign operations may be derivative instruments or non-derivatives.

The changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk, are recorded in the consolidated statements of operations.

The changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, to the extent that the hedge is effective, are recorded in OCI and the ineffective portion is recorded in the statement of operations. That is, ineffectiveness from a derivative that overcompensates for changes in the hedged cash flows is recorded in the consolidated statements of operations. However, the ineffectiveness from a derivative that under compensates is not recorded in the consolidated statements of operations.

The changes in the fair value of a derivative that is designated and qualifies as a foreign currency hedge is recorded in either current year earnings or OCI, depending on whether the hedging relationship satisfies the criteria for a fair value or cash flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, the changes in the derivative’s fair value, to the extent that the derivative is effective as a hedge, are recorded in the CTA account within OCI.

Changes in the fair value of trading and non-hedging derivative instruments are reported in the consolidated statements of operations.

The Bank formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or specific firm commitments or forecasted transactions.

The Bank also formally assesses whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods.
For those hedge relationships that are terminated, hedge designations that are elected to be removed, forecasted transactions that are no longer expected to occur, or where the hedge relationship ceases to be highly effective, the hedge accounting treatment described in the paragraphs above is no longer applied and the end-user derivative is terminated or transferred to the trading designation. For fair value hedges, any changes to the carrying value of the hedged item prior to the discontinuance remain as part of the basis of the asset or liability. When a cash flow hedge is discontinued, the net derivative gain (loss) remains in AOCIL unless it is probable that the forecasted transaction will not occur in the originally specified time period.

P. Collateral
The Bank pledges assets as collateral as required for various transactions involving security repurchase agreements, deposit products and derivative financial instruments. Assets that have been pledged as collateral, including those that can be sold or repledged by the secured party, continue to be reported on the Bank’s consolidated balance sheets under the same line items as non-pledged assets of the same type.

Q. Employee Benefit Plans
The Bank maintains trusteed pension plans for substantially all employees as either non-contributory defined benefit plans or defined contribution plans. Benefits under the defined benefit plans are based primarily on the employee's years of credited service and average annual salary during the final years of employment as defined in the plans. The Bank also provides post-retirement medical benefits for certain qualifying active and retired Bermuda-based employees.

Expense for the defined benefit pension plans and the post-retirement medical benefits plan is composed of (a) the actuarially determined benefits for the current year's service, (b) imputed interest on the actuarially determined liability of the plan, (c) in the case of the defined benefit pension plans, the expected investment return on the fair value of plan assets and (d) amortization of certain items over the expected average remaining service life of employees in the case of the active defined benefit pension plans, estimated average remaining life expectancy of the inactive participants in the case of the inactive defined benefit pension plans and the expected average remaining service life to full eligibility age of employees covered by the plan in the case of the post-retirement medical benefits plan. The items amortized are amounts arising as a result of experience gains and losses, changes in assumptions, plan amendments and the change in the net pension asset or post-retirement medical benefits liability arising on adoption of revised accounting standards.

For each of the defined benefit pension plans and for the post-retirement medical benefits plan, the assets and liabilities recognized for accounting purposes are reported in other assets and employee benefit plans respectively. The actuarial gains and losses, transition obligation and prior service costs of the defined pension plans and post-retirement medical benefits plan are recognized in OCI net of tax and amortized to net income over the average service period for the active defined benefit pension plans and post-retirement medical benefits plan and average remaining life expectancy for the inactive defined benefit pension plans.

For the defined contribution pension plans, the Bank and participating employees provide an annual contribution based on each participating employee's pensionable earnings. Amounts accrued are expensed in the period.

R. Share-Based Compensation
The Bank engages in equity settled share-based payment transactions in respect of services received from eligible employees. The fair value of the services received is measured by reference to the fair value of the shares or share options granted on the date of the grant. The cost of the employee services received in respect of the shares or share options granted is recognized in the consolidated statements of operations over the shorter of the vesting or service period.

The fair value of the options granted is determined using option pricing models, which take into account the exercise price of the option, the current share price, the risk-free interest rate, expected dividend rate, the expected volatility of the share price over the life of the option and other relevant factors. The fair value of unvested share awards is deemed to be the closing price of the publicly traded Bank shares on grant date. The fair value of time vesting conditions is taken into account by adjusting the number of shares or share options included in the measurement of the costs of employee services so that ultimately, the amount recognized in the consolidated statements of operations reflects the number of vested shares or share options. The Bank recognizes compensation cost for awards with performance conditions if and when the Bank concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures (e.g., due to termination of employment prior to vesting).

S. Revenue Recognition
Trust, custody and other administration services fees include fees for private and institutional trust, executorship, and custody services. Asset management fees include fees for investment management, investment advice and brokerage services. Fees are recognized as revenue over the period of the relationship or when the Bank has rendered all services to the client and is entitled to collect the fee from the client, as long as there are no contingencies associated with the fees.

Banking services fees primarily include fees for letters of credit and other financial guarantees, compensating balances, overdraft facilities and other financial services-related products as well as credit card fees. Letters of credit and other financial guarantees fees are recognized as revenue over the period in which the related guarantee is outstanding. Credit card fees are comprised of merchant discounts, late fees and membership fees, net of interchange and rewards costs. Credit card fees and other fees are recognized in the period in which the service is provided.

Foreign exchange revenue includes fees earned on currency exchange transactions which are recognized when such transactions occur, as well as gains and losses recognized when translating financial instruments held or due in currencies other than the local functional currency at the rates of exchange prevailing at the balance sheet date.

Loan interest income is accrued and recognized in revenues over time and also includes the amortization of deferred non-refundable loan origination and commitment fees. These fees are recognized as an adjustment of yield over the life of the related loan. Loan origination and commitment fees are offset by their related direct costs and only the net amounts are deferred and amortized into interest income.

Dividend and interest income, including amortization of premiums and discounts, on securities for which cash flows are not considered uncertain are included in interest income in the consolidated statements of operations. Loans placed on non-accrual status and investments with uncertain cash flows are accounted for under the cost recovery method, whereby all principal, dividends, interest and coupon payments received are applied as a reduction of the amortized cost and carrying amount.

T. Fair Values
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Bank determines the fair values of assets and liabilities based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The relevant accounting standard describes three levels of inputs that may be used to measure fair value. Equity securities and debt investments classified as AFS, and derivative assets and liabilities, are recognized in the consolidated balance sheets at fair value.
Level 1, 2 and 3 valuation inputs
Management classifies items that are recognized at fair value on a recurring basis based on the level of inputs used in their respective fair value determination as described below.

Fair value inputs are considered Level 1 when based on unadjusted quoted prices in active markets for identical assets.

Fair value inputs are considered Level 2 when based on inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

Fair value inputs are considered Level 3 when based on internally developed models using significant unobservable assumptions involving management's estimations or non-binding bid quotes from brokers.

The following methods and assumptions were used in the determination of the fair value of financial instruments:

Cash and cash equivalents
The carrying amount of cash and demand deposits with banks, being short-term in nature, is deemed to approximate fair value.

Cash equivalents include unrestricted term deposits, certificates of deposits and treasury bills with a maturity of less than three months from the date of acquisition and the carrying value at cost is considered to approximate fair value because they are short-term in nature, bear interest rates that approximate market rates, and generally have negligible credit risk.

Short-term investments
Short-term investments comprise restricted term and demand deposits and unrestricted term deposits, certificates of deposit and treasury bills with less than one year but greater than three months' maturity from the date of acquisition. The carrying value at cost is considered to approximate fair value because they are short-term in nature, bear interest rates that approximate market rates, and generally have negligible credit risk.

Equity securities, defined benefit pension plan equity securities, and mutual funds
The fair value of listed equity securities is based upon quoted market values. Investments in actively traded mutual funds are based on their published net asset values.

AFS and HTM investments and defined benefit pension plan fixed income securities
The fair values for AFS investments are generally sourced from third parties. The fair value of fixed income securities is based upon quoted market values where available, “evaluated bid” prices provided by third party pricing services (“pricing services”) where quoted market values are not available, or by reference to broker or underwriter bid indications where pricing services do not provide coverage for a particular security. To the extent the Bank believes current trading conditions represent distressed transactions, the Bank may elect to utilize internally generated models. The pricing services typically use market approaches for valuations using primarily Level 2 inputs (in the vast majority of valuations), or some form of discounted cash flow analysis.

Pricing services indicate that they will only produce an estimate of fair value if there is objectively verifiable information available to produce a valuation. Standard inputs to the valuations provided by the pricing services listed in approximate order of priority for use when available include: reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data. The pricing services may prioritize inputs differently on any given day for any security, and not all inputs listed are available for use in the evaluation process on any given day for each security evaluation. However, the pricing services also monitor market indicators and industry and economic events. When these inputs are not available, pricing services identify “buckets” of similar securities (allocated by asset class types, sectors, sub-sectors, contractual cash flows/structure, and credit rating characteristics) and apply some form of matrix or other modeled pricing to determine an appropriate security value which represents their best estimate as to what a buyer in the marketplace would pay for a security in a current sale.

It is common industry practice to utilize pricing services as a source for determining the fair values of investments where the pricing services are able to obtain sufficient market corroborating information to allow them to produce a valuation at a reporting date. In addition, in the majority of cases, although a value may be obtained from a particular pricing service for a security or class of similar securities, these values are corroborated against values provided by other pricing services. While the Bank receives values for the majority of the investment securities it holds from pricing services, it is ultimately management’s responsibility to determine whether the values received and recorded in the financial statements are representative of appropriate fair value measurements.

Broker/dealer quotations are used to value investments with fixed maturities where prices are unavailable from pricing services due to factors specific to the security such as limited liquidity, lack of current transactions, or trades only taking place in privately negotiated transactions. These are considered Level 3 valuations, as significant inputs utilized by brokers may be difficult to corroborate with observable market data, or sufficient information regarding the specific inputs utilized by the broker was not available to support a Level 2 classification.

For disclosure purposes, HTM investments are fair valued using the same methods described above.

Loans
Variable rate loans re-price in response to changes in market rates and hence management estimates that the fair value of variable rate loans is not significantly different than their carrying amount. For significant fixed-rate loan exposures, fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans. Management includes the effects of any credit losses recorded against individual loans, which factors in a loan's credit quality, as well as accrued interest in determining the fair value of loans.

Accrued interest
The carrying amounts of accrued interest receivable and payable are assumed to approximate their fair values given their short-term nature.

OREO
OREO assets are carried at the lower of cost or fair value less estimated costs to sell. The determination of fair value, which aims at estimating the realizable value of the properties, is based either on third-party appraisals, when available, or on internal valuation models. Appraisals of OREO properties are updated on an annual basis. Where the fair value of the related property is based on an unadjusted appraised value, the OREO is generally classified as Level 2. Where significant adjustments are made to the appraised value, or based on an internally generated valuation model, the OREO is generally classified as Level 3.
Deposits
The fair value of fixed-rate deposits has been estimated by discounting the contractual cash flows, using market interest rates offered at the balance sheet date for deposits of similar terms. The carrying amount of deposits with no stated maturity date is deemed to equate to the fair value.

Long-term debt
The fair value of the long-term debt has been estimated by discounting the contractual cash flows, using current market interest rates.

Derivatives
Derivative contracts can be exchange traded or OTC derivative contracts and may include forward, swap and option contracts relating to interest rates or foreign currencies. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources where an understanding of the inputs utilized in arriving at the valuations is obtained.

Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms and specific risks inherent in the instrument as well as the availability of pricing information in the market. The Bank generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, interest rate swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment.

Goodwill
The fair value of reporting units for which goodwill is recognized is determined when an impairment assessment is performed by discounting estimated future cash flows using discount rates reflecting valuation-date market conditions and risks specific to the reporting unit.

U. Impairment or Disposal of Long-Lived Assets
Potential impairment losses are initially assessed by comparing the carrying amount of an asset group to the sum of the undiscounted cash flows expected from its use and disposal. The impairment recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. Long-lived assets that are to be disposed of other than by sale are classified and accounted for as held for use until the date of disposal or abandonment. Assets that meet certain criteria are classified as held for sale and are measured at the lower of their carrying amounts or fair value less estimated costs to sell.

V. Credit-Related Arrangements
In the normal course of business, the Bank enters into various commitments to meet the credit requirements of its customers. Such commitments, which are not included in the consolidated balance sheet, include:
•commitments to extend credit, which represent undertakings to make credit available in the form of loans or other financing for specific amounts and maturities, subject to certain conditions;
•standby letters of credit, which represent irrevocable obligations to make payments to third parties in the event that the customer is unable to meet its financial obligations; and,
•documentary and commercial letters of credit, related primarily to the import of goods by customers, which represent agreements to honor drafts presented by third parties upon completion of specific activities.

These credit arrangements are subject to the Bank's normal credit standards and collateral is obtained where appropriate. The contractual amounts for these commitments set out in the table in Note 12: Credit related arrangements, repurchase agreements and commitments represent the maximum payments the Bank would have to make should the contracts be fully drawn, the counterparty default, and any collateral held prove to be of no value. As many of these arrangements will expire or terminate without being drawn upon or are fully collateralized, the contractual amounts do not necessarily represent future cash requirements. The Bank applies the CECL model to undrawn loan commitments, standby letters of credit, financial guarantees, and other similar instruments and accordingly, the Bank maintain a related allowance for credit losses.

W. Income Taxes
The Bank uses the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effect of temporary differences between the consolidated financial statements' carrying amounts of assets and liabilities and their respective tax bases. Accordingly, a deferred income tax asset or liability is determined for each temporary difference based on the enacted tax rates to be in effect on the expected reversal date of the temporary difference. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Bank records net deferred tax assets to the extent the Bank believes these assets will more likely than not be realized. Net deferred income tax assets or liabilities accumulated as a result of temporary differences are included in other assets or other liabilities, respectively. A valuation allowance is established to reduce deferred income tax assets to the amount more likely than not to be realized. In making such a determination, the Bank considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the event the Bank were to determine that it would be able to realize the deferred income tax assets in the future in excess of their net recorded amount, the Bank would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Bank records uncertain tax positions on the basis of a two-step process whereby (1) the Bank determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position; and (2) where those tax positions that meet the more-likely-than-not recognition threshold, the Bank recognizes the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Income taxes on the consolidated statements of operations include the current and deferred portions of the income taxes. The Bank recognizes accrued interest and penalties related to income taxes in operating expenses. Income taxes applicable to items charged or credited directly to shareholders’ equity are included in such items.
X. Consolidated Statements of Cash Flows
For the purposes of the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, cash items in the process of collection, amounts due from correspondent banks and highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in fair value, and restricted cash included in short-term investments on the consolidated balance sheets.

Y. Earnings Per Share
Earnings per share have been calculated using the weighted average number of common shares outstanding during the year (see also Note 20: Earnings per share). In periods when basic earnings per share is positive, the dilutive effect of share-based compensation plans is calculated using the treasury stock method, whereby the proceeds received from the exercise of share-based awards are assumed to be used to repurchase outstanding common shares, using the quarterly average market price of the Bank’s shares for the period.

Z. New Accounting Pronouncements
The following accounting developments were issued during the year ended December 31, 2023 or are accounting standards pending adoption:

In November 2023, the FASB published ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses on an interim and annual basis. The ASU is effective for public entities with fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Bank has determined that this ASU will have an effect on certain disclosures from the date of adoption.
In December 2023, the FASB published ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures which is to enhance the transparency and decision usefulness of income tax disclosures. The ASU is effective for public entities with fiscal years beginning after December 15, 2024. Early adoption is permitted. The Bank has determined that this ASU will have an effect on certain disclosures from the date of adoption.